Interest in Other Entities	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Interest in Other Entities
6.	INTERESTS IN OTHER ENTITIES
The consolidated financial statements include the accounts of the Corporation and its subsidiaries. Additionally, the consolidated financial statements of the Corporation include its interest in joint operations in which the Company or certain subsidiaries have joint control with their partners (Note
2.2-d).

a)	Main subsidiaries
The following table shows the principal direct and indirect subsidiaries classified by operating segment (Note 7):

Name	Country	Economic activity
Engineering and Construction:

Cumbra Peru S.A.	Peru and Colombia	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.

GyM Chile S.p.A.	Chile	Investment funds, investment companies and similar financial entities.

Vial y Vives - DSD S.A.	Chile	Construction engineering projects, civil construction and related technical consultancy, rental of agricultural machinery and equipment, forestry, construction and civil engineering without operator.

Cumbra Ingenieria S.A.	Peru, Mexico, and Bolivia	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.

Morelco S.A.S.	Colombia and Ecuador	Providing construction and assembly services, supply of equipment and materials, operation and maintenance and engineering services in the specialties of mechanics, instrumentation and civil works.

Infrastructure:

UNNA Energia S.A.	Peru	Oil and oil by-products extraction, operation and exploration services, as well as providing storage and fuel dispatch services.

Oiltanking Andina Services S.A.	Peru	Operation of the gas processing plant of Pisco - Camisea.

Transportadora de Gas Natural Comprimido Andino S.A.C.	Peru	Supply, process and market natural gas and its derivative products.

Name	Country	Economic activity
Concar S.A.C.	Peru	Highway and roads concessions operation and maintenance.

Tren Urbano de Lima S.A.	Peru	Concession for the operation of the public transportation system of Lima Metro (Metro de Lima Metropolitana).

Survial S.A.	Peru	Concession for constructing, operating and maintaining Section 1 of the “Southern Inter-oceanic” highway.

Norvial S.A.	Peru	Concession for restoring, operating and maintaining the “Ancon — Huacho — Pativilca” section of the Panamericana Norte road.

Concesion Canchaque S.A.C.	Peru	Concession for operating and maintaining of the Buenos Aires – Canchaque provincial road highway.

Concesionaria Via Expresa Sur S.A.	Peru	Concession for designing, constructing, operating and maintaining the Via Expresa — Paseo de la Republica in Lima.

Real estate:

Viva Negocio Inmobiliario S.A.	Peru	Developing and managing real estate projects directly or together with other partners.

Parent company operation:

Adexus S.A.	Chile, Peru, Colombia and Ecuador	IT solutions services.

CAM Holding S.p.A.	Chile	Investment company.

Qualys S.A.	Peru	Human, economic and technological services to the Corporation’s companies.

Promotores Asociados de Inmobiliarias S.A.	Peru	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.

Negocios del Gas S.A.	Peru	Investment company for construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.

Inversiones en Autopistas S.A.	Peru	Holding company of shares, participation or any other credit instrument or investment document.

Agenera S.A.C.	Perú	Activities related to the generation, cogeneration, transmission, import, export and distribution of electrical energy.

The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2020:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	98.90%	—	98.90%	1.10%
- Morelco S.A.S.	—	70.00%	70.00%	30.00%
- GyM Chile S.p.A.	—	100.00%	100.00%	—
- Vial y Vives – DSD S.A.	—	94.49%	94.49%	5.51%
Cumbra Ingenieria S.A.	89.41%	—	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	—	100.00%	100.00%	—
- GM Ingenieria y Construccion de CV	—	100.00%	100.00%	—
- GM Ingenieria Bolivia S.R.L.	—	98.57%	98.57%	1.43%
Infrastructure:
UNNA ENERGIA S.A.	95.00%	—	95.00%	5.00%
- Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.C.	100.00%	—	100.00%	—
Tren Urbano de Lima S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	100.00%	—	100.00%	—
Norvial S.A.	18.20%	48.80%	67.00%	33.00%
Concesion Canchaque S.A.	99.96%	0.04%	100.00%	—
Concesionaria Via Expresa Sur S.A.	99.98%	0.02%	100.00%	—
Real Estate:
Viva Negocio Inmobiliario S.A.	56.22%	43.32%	99.54%	0.46%
Parent company operations:
Qualys S.A.	100.00%	—	100.00%	—
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	—
Cam Holding S.p.A.	100.00%	—	100.00%	—
Adexus S.A.	100.00%	—	100.00%	—

The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2019:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	98.87%	—	98.87%	1.13%
- Morelco S.A.S.	—	70.00%	70.00%	30.00%
- GyM Chile S.p.A.	—	100.00%	100.00%	—
- Vial y Vives – DSD S.A.	—	94.49%	94.49%	5.51%
Cumbra Ingenieria S.A.	89.41%	—	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	—	100.00%	100.00%	—
- GM Ingenieria y Construccion de CV	—	99.00%	99.00%	1.00%
- GM Ingenieria Bolivia S.R.L.	—	98.57%	98.57%	1.43%
Infrastructure:
UNNA ENERGIA S.A.	95.00%	—	95.00%	5.00%
- Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.C.	100.00%	—	100.00%	—
Tren Urbano de Lima S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	100.00%	—	100.00%	—
Norvial S.A.	18.20%	48.80%	67.00%	33.00%
Concesion Canchaque S.A.	99.96%	0.04%	100.00%	—
Concesionaria Via Expresa Sur S.A.	99.98%	0.02%	100.00%	—
Real Estate:
Viva Negocio Inmobiliario S.A.	56.22%	43.32%	99.54%	0.46%
Parent company operations:
Qualys S.A	100.00%	—	100.00%	—
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	—
Cam Holding S.p.A.	100.00%	—	100.00%	—
Adexus S.A.	100.00%	—	100.00%	—
All investments in subsidiaries have been included in the consolidation. The proportion of voting rights in such subsidiaries is held directly by the Company and does not differ significantly from the proportion of shares held.
As of December 31, the
non-controlling
interest is attributed to the following subsidiaries:

	2019	2020
Viva Negocio Inmobiliario S.A. and subsidiaries	168,839	132,238
Cumbra Peru S.A. and subsidiaries	61,569	51,798
Norvial S.A.	63,031	57,941
UNNA ENERGIA S.A.	24,413	24,162
Tren Urbano de Lima S.A.	77,564	59,231
Promotora Larcomar S.A.	3,058	3,022
Other	(199)	(702)

	398,275	327,690

In December 2019, the subsidiary Viva Negocio Inmobiliario S.A. through the General Shareholders’ Meeting, it agreed to capitalize its supplementary premium for the amount of S/65.3 million to subsequently reduce the share capital in a non-proportional
manner by returning contributions amounting to S/82.3 million.

The return did not generate cash outflow as the reciprocal obligations between its shareholders with the subsidiary were offset. Consequently, the Company modified its participation in its subsidiary from 63.4% to 56.2%, in turn its subsidiary Cumbra Peru S.A. (also a shareholder of Viva Negocio Inmobiliario S.A.) modified its stake from 36.1% to 43.3%.
In addition, in December 2019 the subsidiary Cumbra Peru S.A. through the General Shareholders’ Meeting agreed to the capital increase for monetary contributions in the amount of S/146.1 million. Minority shareholders voluntarily waived the pre-emptive
subscription right, causing the Company’s participation percentage to increase from 98.2% to 98.9%.
Summarized financial information of subsidiaries with material non-controlling
interests
Set out below is the summarized financial information for each subsidiary that has non-controlling
interests that are material to the Corporation.

Summarized statement of financial position

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Norvial S.A.		Tren Urbano de Lima S.A.
	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2019	2020	2019	2020	2019	2020	2019	2020
Current:
Assets	591,402	541,703	1,232,486	1,310,053	84,889	72,462	449,180	367,610
Liabilities	(263,592)	(249,816)	(1,491,747)	(1,687,355)	(53,715)	(45,185)	(93,879)	(85,616)

Current net assets (liabilities)	327,810	291,887	(259,261)	(337,302)	31,174	27,277	355,301	281,994

Non-current:
Assets	121,529	120,223	1,100,218	1,092,120	442,186	403,280	623,033	635,836
Liabilities	(37,851)	(34,378)	(486,924)	(439,253)	(282,358)	(254,979)	(668,080)	(680,905)

Non-current net assets (liabilities)	83,678	85,845	613,294	652,867	159,828	148,301	(45,047)	(45,069)

Net assets	411,488	377,732	354,033	275,565	191,002	175,578	310,254	236,925

Summarized income statement

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Norvial S.A.		Tren Urbano de Lima S.A.
	For the year ended		For the year ended		For the year ended		For the year ended
	2019	2020	2019	2020	2019	2020	2019	2020
Revenue	264,401	182,439	2,279,786	1,816,358	272,679	134,149	397,853	345,258

Profit (loss) before income tax	30,729	17,816	(116,081)	(76,669)	24,067	(2,029)	121,079	87,522
Income tax	(7,000)	(2,854)	(30,843)	(1,753)	(6,815)	1,405	(39,634)	(26,681)

Profit (loss) for the year	23,729	14,962	(146,924)	(78,422)	17,252	(624)	81,445	60,841
Other comprehensive income	—	0	(7,436)	7,368	—	0	—	0

Total comprehensive income for the year	23,729	14,962	(154,360)	(71,054)	17,252	(624)	81,445	60,841

Summarized statement of cash flows

	Viva Negocio Inmobiliario S.A. and subsidiaries		Cumbra Peru S.A. and subsidiaries		Norvial S.A.		Tren Urbano de Lima S.A.
	For the year ended		For the year ended		For the year ended		For the year ended
	2019	2020	2019	2020	2019	2020	2019	2020
Net cash provided from operating activities	28,791	84,770	(25,503)	1,400	12,514	36,942	379,882	52,055
Net cash (applied to) provided from investing activities	(2,613)	(473)	(20,173)	(8,835)	(33)	(12)	2,845	812
Net cash (applied to) provided from financing activities	(58,722)	(71,484)	209,515	26,550	(46,045)	(39,667)	(273,009)	(145,788)

(Decrease) increase in cash and cash equivalents, net	(32,544)	12,813	163,839	19,115	(33,564)	(2,737)	109,718	(92,921)
Cash and cash equivalents at the beginning of the year	93,262	60,718	172,628	336,467	99,850	66,286	191,178	300,896

Cash and cash equivalents at the end of the year	60,718	73,531	336,467	355,582	66,286	63,549	300,896	207,975

The information above is the amount before inter-company eliminations.

b)	Public services concessions
The Corporation has public service concessions. When applicable, the income attributable to the construction or restoration of infrastructure has been accounted for by applying the models described in Note 2.5 (financial asset model, intangible asset and forked model).
Since the termination of the Contract between TGNCA and the Ministry of Energy and Mines, Management has worked on developing and completing new gas compression and liquefaction projects. Additionally, it is evaluating the centralization of the gas business through this vehicle and expects to start the gas compression project in 2021.
In all the Corporation’s concessions, the infrastructure returns to the Grantor at the end of the Contract.

The concessions held by the Corporation are as follows as of December 31, 2020:

Name of Concession	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model
Survial S.A.	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.	US$99 million	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).	99.90%	2032	Financial asset

Canchaque S.A.C.	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru. The road has one toll station.	US$31 million	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.	99.96%	2025	Financial asset

Concesionaria. La Chira S.A.	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.	S/250 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2036	Financial asset

Tren Urbano de Lima S.A.	Concession for the operation of Line 1 of Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the existing trains (24 initial investment trains and 20 additional trains), (ii) operation and maintenance of the railway system (railway and infrastructure).	S/642 million	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.	75.00%	2041	Financial asset

Name of concession	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model
Norvial S.A.	The Company operates and maintains the highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancon to Pativilca and has three toll stations.	US$187 million	Collected from users (self-financed concession; revenue is derived from collection of tolls).	67.00%	2028	Intangible

Via Expresa Sur S.A.	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Via Expresa Sur Project. This project involves the second stage expansion of the Via Expresa — Paseo de la Republica,between Av. Republica de Panama and and Panamericana highway.	US$197 million
The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily and has been extended until June 2021. To date, the term of the Concession remains suspended by agreement between the parties pending agreement on the terms and conditions to approve the Early Termination of the Concession Contract by Mutual Agreement as provided in Clause 16.3 of the aforementioned Contract.
				99.98%	2053	Bifurcated

c)	Main joint operations
As of December 31, 2018 and 2019, the Corporation is a partner to 51, and as of December 31, 2020, to 52 Joint Operations with third parties, respectively. The table below lists the Corporation’s major Joint Operations.

	Percentage of interest
Joint operations	2018	2019	2020
AENZA S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%
Cumbra Peru S.A.
- Consorcio CDEM	85%	85%	—
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio AMDP norte	50%	—	50%
- Consorcio Chicama - Ascope	50%	50%	—
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio Energia y Vapor	50%	50%	—
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM Sade Skanska	50%	50%	—
- Consorcio GYM-OSSA	—	50%	100%
- Consorcio GyM-Stracon	50%	50%	50%
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Menegua	50%	50%	—
- Consorcio para la Atencion y Mantenimiento de Ductos	40%	-	—
- Consorcio Rio Mantaro	50%	50%	—
- Consorcio Río Urubamba	50%	50%	50%
- Consorcio TNT Vial y Vives - DSD Chile LTDA	50%	50%	—
- Constructora Incolur DSD Limitada	50%	50%	—
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Inti Punku	—	—	49%
- Consorcio Pasco	—	1%	1%
UNNA ENERGIA S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Perú	50%	50%	50%

	Percentage of interest
Joint operations	2018	2019	2020
Concar S.A.C.
- Consorcio Ancon-Pativilca	67%	67%	67%
- Consorcio Peruano de Conservación	50%	50%	50%
- Consorcio Manperan	67%	67%	67%
- Consorcio Vial Sierra	100%	50%	50%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial ICAPAL	10%	10%	10%
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%
- Consorcio Obras Viales	—	99%	99%
Cumbra Ingenieria S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	70%	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervision Valle Sagrado	33%	33%	33%
- Consorcio Ecotec — GMI — PIM	30%	30%	30%
- Consorcio Ribereño Chinchaycamac	—	40%	40%
- Consorcio Supervisor GRH	—	—	64%
- Consorcio Ecotec — GMI	—	—	20%
Joint operations agreements listed above are operated in Peru, Chile and Colombia.
On November 2, 2019, the operation contract of Consorcio Terminales of the subsidiary UNNA ENERGIA S.A., corresponding to the terminals of Pisco, Mollendo, Ilo, Cusco and Juliaca, was terminated, and the assets and operations were delivered to Petroperú. Currently, it is in the process of liquidating assets and liabilities.
The main activities of the joint operations correspond to:

Joint Operations in	Economic activity

AENZA S.A.A. (formerly Graña y Montero S.A.A.)
Construction, operation and maintenance of La Chira wastewater treatment plant in the south of Lima. The project is aimed to solve Lima’s environmental problems caused by sewage discharged directly into the sea.

Cumbra Peru S.A.	These joint operations were created exclusively to development of construction contracts.

UNNA ENERGIA S.A.	Consorcio Terminales and Terminales del Peru provide services for receiving, storing, shipping and transporting liquid hydrocarbons, such as gasoline, jet fuel, diesel fuel and residual among others.

CONCAR S.A.C.	Concar’s joint operations provides rehabilitation service, routine and periodic maintenance of the road; and road conservation and preservation services.

Cumbra Ingenieria S.A.	Engineering consulting services in, study and project execution, project management and Works supervision.
The consolidated financial statements do not include any other type of entities in addition to those mentioned above, such as trust funds or special purpose entities.